DEFERRED TAX ASSETS/ LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2026
Deferred Tax Assets Liabilities
SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES
	December 31, 2025	June 30, 2026	June 30, 2026
	SGD’000	SGD’000	USD’000
Deferred tax assets	74	74	57
Deferred tax liabilities	(67)	(67)	(52)
	7	7	5

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES RECOGNIZED BY THE COMPANY

Following are the major deferred tax assets and liabilities recognized by the Company:

	Property, plant, and equipment	Provisions	Total
	SGD’000	SGD’000	SGD’000
As of January 1, 2025	(31)	5	(26)
Recognized in statements of income	33	-	33
As of December 31, 2025	2	5	7

As of January 1, 2026	2	5	7
Recognized in statements of income	-	-	-
As of June 30, 2026	2	5	7